DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Disclosure of detailed information about hedging instruments
The following tables summarizes the aggregate notional amounts of the partnership’s derivative positions as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	2025	2024
Interest rate derivatives	$14,808	$13,611
Foreign exchange contracts	4,603	4,868
Currency option contracts	2,933	—
Cross currency swaps	725	668
Total	$23,069	$19,147
Total current	$10,094	$7,358
Total non-current	$12,975	$11,789

Commodity instruments	2025	2024
Natural gas (MMBtu - millions)	148.83	69.08
Lead (metric tons)	38,175	74,193
Tin (metric tons)	1,561	1,908
Polypropylene (metric tons)	41,440	22,214
The following table presents the notional amounts underlying the partnership’s derivative instruments by term to maturity as at December 31, 2025 and the comparative notional amounts as at December 31, 2024, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2025				2024
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$2,234	$122	$33	$2,389	$2,147
Cross currency swaps	24	23	108	155	176
Interest rate derivatives	—	—	—	—	3,129
Designated for hedge accounting
Foreign exchange contracts	991	1,223	—	2,214	2,721
Cross currency swaps	99	471	—	570	492
Interest rate derivatives	3,954	9,327	1,527	14,808	10,482
Option contracts	2,792	141	—	2,933	—
	$10,094	$11,307	$1,668	$23,069	$19,147

Schedule of Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2025 and 2024. The notional amounts as at December 31, 2025 and 2024 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2025	2024	2025	2024
Foreign exchange contracts
Canadian dollars	$2,670	$2,633	1.36	1.39
Australian dollars	1,138	760	1.52	1.51
Euros	234	324	0.87	0.98
Indian rupees	190	383	90.08	86.98
Brazilian reais	27	478	5.64	5.64
British pounds	24	12	1.01	0.80
Other	320	278
	$4,603	$4,868